CERTAIN TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2012
Certain Transactions Tables [Abstract]
Financial information
		U.S. $
		in millions
Current assets	$2,851
Investment and non-current assets	505
Property, plant and equipment	361
Identifiable intangible assets:
Existing product rights and trade name	2,564
Research and development in-process	1,296
Goodwill	3,160
Total assets acquired	10,737

Current liabilities	780
Short term debt	2,082
Long-term liabilities, including deferred taxes	1,114
Contingent consideration	171
Total liabilities assumed	4,147
Non controlling interest	79
Net assets acquired	$6,511